Fixed assets - Dismantling provision - Reconciliation (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Dismantling provision in the opening balance	€ 696	€ 897	€ 901
Discounting with impact on income statement	23	36	11
Utilizations without impact on income statement	(29)	(20)	(18)
Changes in provision with impact on assets	35	(221)	3
Changes in consolidation scope	2
Translation adjustment	11	(5)
Reclassifications and other items		10
Dismantling provision in the closing balance	€ 738	€ 696	€ 897